Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks	£ 169,085	£ 155,902	£ 125,940
Cash collateral and settlement balances	88,085	97,616
Loans and advances at amortised cost	145,259	134,267
Reverse repurchase agreements and other similar secured lending	3,177	8,981
Trading portfolio assets	146,871	127,664
Financial assets at fair value through the income statement	188,226	171,761
Derivative financial instruments	262,291	302,693
Financial assets at fair value through other comprehensive income	45,908	51,902
Investments in associates and joint ventures	24	24
Goodwill and intangible assets	1,449	1,154
Property, plant and equipment	1,248	1,537
Current tax assets	589	424
Deferred tax assets	2,981	2,552
Retirement benefit assets	3,879	1,814
Other assets	2,706	1,440
Total assets	1,061,778	1,059,731	876,700
Liabilities
Deposits at amortised cost	262,828	244,696
Cash collateral and settlement balances	79,047	85,549
Repurchase agreements and other similar secured borrowing	12,769	10,443
Debt securities in issue	48,388	29,423
Subordinated liabilities	32,185	32,005	33,425
Trading portfolio liabilities	53,291	46,139
Financial liabilities designated at fair value	251,131	249,626
Derivative financial instruments	256,523	300,580
Current tax liabilities	738	644
Deferred tax liabilities	6	225
Retirement benefit liabilities	246	232
Other liabilities	7,249	5,251
Provisions	890	1,208
Total liabilities	1,005,291	1,006,021
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	9,693	8,621
Other reserves	861	3,183
Retained earnings	43,585	39,558
Total equity	56,487	53,710	£ 50,615
Total liabilities and equity	£ 1,061,778	£ 1,059,731